Pension Plans And Other Post-Retirement Benefits (Schedule Of Target Asset Allocations) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	100.00%
Percentage of Plan Assets	100.00%	100.00%
Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	100.00%
Percentage of Plan Assets	100.00%	100.00%
Domestic equities [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation minimum	25.00%
Target Allocation maximum	75.00%
Percentage of Plan Assets	64.00%	65.00%
Domestic equities [Member] | Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation minimum	25.00%
Target Allocation maximum	75.00%
Percentage of Plan Assets	57.00%	58.00%
International equities [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation minimum	0.00%
Target Allocation maximum	10.00%
Percentage of Plan Assets	6.00%	7.00%
International equities [Member] | Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation minimum	0.00%
Target Allocation maximum	10.00%
Percentage of Plan Assets	3.00%	5.00%
Fixed income [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation minimum	25.00%
Target Allocation maximum	50.00%
Percentage of Plan Assets	25.00%	24.00%
Fixed income [Member] | Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation minimum	25.00%
Target Allocation maximum	50.00%
Percentage of Plan Assets	25.00%	24.00%
Alternative investments [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation minimum	0.00%
Target Allocation maximum	5.00%
Percentage of Plan Assets	3.00%	1.00%
Alternative investments [Member] | Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation minimum	0.00%
Target Allocation maximum	5.00%
Percentage of Plan Assets	1.00%	1.00%
Cash And Cash Equivalents [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation minimum	0.00%
Target Allocation maximum	20.00%
Percentage of Plan Assets	2.00%	3.00%
Cash And Cash Equivalents [Member] | Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation minimum	0.00%
Target Allocation maximum	20.00%
Percentage of Plan Assets	14.00%	12.00%